Mezzanine Equity and Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit

Note 12 — Mezzanine Equity and Stockholders’ Deficit

Authorized Shares

The Company’s Amended and Restated Articles of Incorporation authorize the issuance of two classes of stock designated as common and preferred stock, each having a par value of $0.001 per share. The number of shares authorized as of June 30, 2024 is 11,534,892 consisting of 6,594,946 shares of common stock and 4,939,946 shares of preferred stock, designated as Series A, Series B, Series C, Series D, and Series E preferred stock in the amounts included in the table below.

Convertible Preferred Stock

The Company classifies convertible preferred stock as temporary equity on the accompanying condensed consolidated balance sheets, as all such preferred stock is redeemable either at the option of the holder or upon an event outside the control of the Company. The requirements of a deemed liquidation event, as defined within its amended and restated certificate of incorporation filed in November 2020, are not entirely within the Company’s control. In the event of such a deemed liquidation event, the proceeds from the event are distributed in accordance with the liquidation preferences, provided that the holders of preferred stock have not converted their shares into common stock. The Company records the issuance of preferred stock at the issuance price less related issuance costs. The Company has not adjusted the carrying value of outstanding preferred stock to its liquidation preference because a deemed liquidation event is not probable of occurring as of the end of the reporting period.

During the six months ended June 30, 2024, the Company executed the following transactions:

●	On June 25, 2024, 207,902 shares of Series E Preferred Stock were extinguished and exchanged for 207,902 shares of pre-funded warrants to purchase Series E Preferred Stock. See Note 9 — Warrants for additional information regarding the pre-funded warrants. The difference between the carrying value of the extinguished Series E Preferred Stock and the fair value of the issued pre-funded warrants is recorded in additional paid-in capital.

There were no preferred stock transactions during the year ended December 31, 2023.

The following table summarizes information related to issuance of the Company’s preferred stock as of June 30, 2024 (in thousands, except share data):

					Number of
					Common
	Number of	Shares			Stock
	Shares	Issued and	Carrying	Conversion	Equivalent	Liquidation
Preferred Stock Class	Authorized	Outstanding	Value(1)	Price Per Share	Shares	Preference
Series A	270,856	270,856	$2,500	$9.23	270,856	$2,500
Series B	815,730	815,730	10,626	13.04	815,730	10,637
Series C	981,596	981,596	15,988	16.30	981,596	16,000
Series D	992,064	992,064	19,990	20.16	992,064	20,000
Series E	1,879,700	1,671,798	37,679	22.61	1,671,798	37,799
	4,939,946	4,732,044	$86,783		4,732,044	$86,936
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred stock less issuance costs.

The following table summarizes information related to issuance of the Company’s preferred stock as of December 31, 2023 (in thousands, except share data):

					Number of
					Common
	Number of	Shares			Stock
	Shares	Issued and	Carrying	Conversion	Equivalent	Liquidation
Preferred Stock Class	Authorized	Outstanding	Value(1)	Price Per Share	Shares	Preference
Series A	270,856	270,856	$2,500	$9.23	270,856	$2,500
Series B	815,730	815,730	10,626	13.04	815,730	10,637
Series C	981,596	981,596	15,988	16.30	981,596	16,000
Series D	992,064	992,064	19,990	20.16	992,064	20,000
Series E	1,879,700	1,879,700	42,365	22.61	1,879,700	42,500
	4,939,946	4,939,946	$91,469		4,939,946	$91,637
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred stock less issuance costs.

The relative rights, terms, privileges, and restrictions granted to or imposed upon preferred stockholders are described below:

Preferred Stock – Dividends

Prior and in preference to any declaration or payment of any dividends to the holders of common stock, the holders of preferred stock shall be entitled to receive dividends out of any assets legally available therefor, at the rate of eight percent (8%) of the original issue price per share per annum. The original issue price of Series A, Series B, Series C, Series D, and Series E is $9.23, $13.04, $16.30, $20.16, and $22.61, respectively. The dividends shall not be cumulative.

In the event that the dividend amount declared by the Board of Directors of the Company is insufficient to permit payment of the full aforesaid dividends, such dividends will be paid ratably to each holder of preferred stock in proportion to the dividend amounts to which each holder of preferred stock is entitled. After payment of the full amount of the aforesaid dividends, any additional dividends declared shall be distributed to the holder of common stock and preferred stock in proportion to the number of shares of common stock that would be held by such holder on an as-converted to common stock basis.

No dividends on preferred stock or common stock have been declared by the Board of Directors as of June 30, 2024 and December 31, 2023.

Liquidation Preference

In the event of liquidation of the Company, including a merger, acquisition, or sale of all or substantially all the assets of the Company, holders of preferred stock are entitled to receive an amount equal to the original issue price of each share of preferred stock held plus any dividends declared but not yet paid, prior to any distribution of assets or surplus funds of the Company to common stock shareholders. After payment has been made to the holders of the preferred stock of the full amounts to which they are entitled as noted above, the remaining assets would be distributed among the holders of the common stock pro rata based on the number of shares of common stock held by each holder.

If, at the time of liquidation, the assets are insufficient to permit full payment of the liquidation preferences of the series listed in the order above, the assets must be distributed ratably among the holders of the series in proportion to the full preferential amount each such holder is otherwise entitled to receive in respect to such shares.

Voting Rights

So long as the shares of preferred stock that are convertible into at least 1,000,000 shares of common stock (subject to appropriate adjustment in the event of any stock dividends, stock split, combination or other similar recapitalization with respect to the common stock) are issued and outstanding, the holders of preferred stock, voting as a separate class on an as-converted to common stock basis, shall have the right to elect four members of the Board of Directors of the Company. The holders of common stock, voting as a separate class, shall have the right to elect one member of the Board of Directors. The remaining directors shall be elected by the holders of the common stock and the preferred stock, voting together as a single class on an as-converted to common stock basis.

On all other matters, the holders of the preferred stock shall have full voting rights and powers equal to the voting rights and powers of the holders of common stock.

Fractional votes by the holders of preferred stock shall not be permitted and any fractional voting rights shall be rounded to the nearest whole number.

Conversion Rights

Each share of preferred stock shall be convertible, at the option of the holder, into shares of common stock without the payment of any additional consideration. The preferred stock shall be convertible into the number of fully paid and nonassessable shares of common stock which results from dividing the conversion price per share in effect for the preferred stock at the time of conversion into the per share conversion value. The initial per share conversion price of Series A, Series B, Series C, Series D, and Series E is $9.23, $13.04, $16.30, $20.16, and $22.61, respectively. The initial conversion price is subject to adjustment for antidilution provisions, as defined. The per share conversion value of Series A, Series B, Series C, Series D, and Series E is $9.23, $13.04, $16.30, $20.16, and $22.61, respectively.

Each share of preferred stock shall automatically be converted into shares of common stock at the then effective conversion rate immediately upon the earlier of (i) the election of the holders of a majority of the outstanding shares of preferred stock, voting as a separate class on an as-converted to common stock basis, or (ii) the closing of the sale of the Company’s common stock in a firm commitment, underwritten public offering registered under the Securities Act of 1933, as amended, with aggregate offering proceeds to the Company (before deduction for underwriters’ discounts and expenses relating to the issuance) of at least $75.0 million and a public offering price per share equal to at least $67.83 (subject to adjustments for stock dividends, splits, combinations and similar events).

Protective Provisions

So long as there are at least 1,000,000 shares of preferred stock outstanding, the Company shall not (by merger, reclassification, amendment or otherwise), without first obtaining the approval of the holders of at least seventy percent (70%) of the then outstanding shares of preferred stock, voting separately as a class, to, among other things: (i) amend the certificate of incorporation or bylaws; (ii) adversely alter or change the rights, preferences or privileges of the preferred stock; (iii) increase or decrease the aggregate number of authorized shares of any class of the capital stock of the Company.

So long as shares of Series E preferred stock that are convertible into at least 500,000 shares of common stock (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock) are issued and outstanding, the Company shall not directly or indirectly (by merger, reclassification, amendment or otherwise), without first obtaining the approval of the holders of at least a majority of the voting power of the then outstanding shares of Series E preferred stock, voting separately as a class, to, among other things: (i) amend, alter, repeal or waive any provision of the certificate of incorporation or bylaws of the Company in a manner that adversely affects the holders of the Series E preferred stock in a manner different from any other series of preferred stock; (ii) create or authorize the creation of or issue any other security convertible into to exercisable for any equity security having rights, preferences or privileges senior to the Series E preferred stock; (iii) increase or decrease the authorized number of shares of Series E preferred stock.

Common Stock

Each share of common stock is entitled to one vote.

Common stock reserved for future issuance consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
	(Unaudited)
Conversion of preferred stock	4,732,044	4,939,946
Stock options issued and outstanding under the 2012 and 2022 Plan	742,409	747,001
Common shares available for future grant under the 2012 and 2022 Plan	31,604	27,012
Common stock reserved for future issuance	5,506,057	5,713,959

Note 12 — Mezzanine Equity and Stockholders’ Deficit

Authorized Shares

The Company’s Amended and Restated Articles of Incorporation authorize the issuance of two classes of stock designated as common and preferred stock, each having a par value of $0.001 per share. The number of shares authorized as of December 31, 2023 is 11,534,892 consisting of 6,594,946 shares of common stock and 4,939,946 shares of preferred stock, designated as Series A, Series B, Series C, Series D, and Series E preferred stock in the amounts included in the table below.

Convertible Preferred Stock

The Company classifies convertible preferred stock as temporary equity on the accompanying consolidated balance sheets, as all such preferred stock is redeemable either at the option of the holder or upon an event outside the control of the Company. The requirements of a deemed liquidation event, as defined within its amended and restated certificate of incorporation filed in November 2020, are not entirely within the Company’s control. In the event of such a deemed liquidation event, the proceeds from the event are distributed in accordance with the liquidation preferences, provided that the holders of preferred stock have not converted their shares into common stock. The Company records the issuance of preferred stock at the issuance price less related issuance costs. The Company has not adjusted the carrying value of outstanding preferred stock to its liquidation preference because a deemed liquidation event is not probable of occurring as of the end of the reporting period.

The following table summarizes information related to issuance of the Company’s preferred stock at December 31, 2023 and 2022 (in thousands, except share data):

					Number of
					Common
	Number of	Shares		Conversion	Stock
	Shares	Issued and	Carrying	Price Per	Equivalent	Liquidation
Preferred Stock Class	Authorized	Outstanding	Value (1)	Share	Shares	Preference
Series A	270,856	270,856	$2,500	$9.23	270,856	$2,500
Series B	815,730	815,730	10,626	13.04	815,730	10,637
Series C	981,596	981,596	15,988	16.30	981,596	16,000
Series D	992,064	992,064	19,990	20.16	992,064	20,000
Series E	1,879,700	1,879,700	42,365	22.61	1,879,700	42,500
	4,939,946	4,939,946	$91,469		4,939,946	$91,637
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred stock less issuance costs.

The relative rights, terms, privileges, and restrictions granted to or imposed upon preferred stockholders are described below:

Preferred Stock – Dividends

Prior and in preference to any declaration or payment of any dividends to the holders of common stock, the holders of preferred stock shall be entitled to receive dividends out of any assets legally available therefor, at the rate of eight percent (8.0%) of the original issue price per share per annum. The original issue price of Series A, Series B, Series C, Series D, and Series E is $9.23, $13.04, $16.30, $20.16, and $22.61, respectively. The dividends shall not be cumulative.

In the event that the dividend amount declared by the Board of Directors of the Company is insufficient to permit payment of the full aforesaid dividends, such dividends will be paid ratably to each holder of preferred stock in proportion to the dividend amounts to which each holder of preferred stock is entitled. After payment of the full amount of the aforesaid dividends, any additional dividends declared shall be distributed to the holder of common stock and preferred stock in proportion to the number of shares of common stock that would be held by such holder on an as-converted to common stock basis.

No dividends on preferred stock or common stock have been declared by the Board of Directors as of December 31, 2023 and 2022.

Liquidation Preference

In the event of liquidation of the Company, including a merger, acquisition, or sale of all or substantially all the assets of the Company, holders of preferred stock are entitled to receive an amount equal to the original issue price of each share of preferred stock held plus any dividends declared but not yet paid, prior to any distribution of assets or surplus funds of the Company to common stock shareholders. After payment has been made to the holders of the preferred stock of the full amounts to which they are entitled as noted above, the remaining assets would be distributed among the holders of the common stock pro rata based on the number of shares of common stock held by each holder.

If, at the time of liquidation, the assets are insufficient to permit full payment of the liquidation preferences of the series listed in the order above, the assets must be distributed ratably among the holders of the series in proportion to the full preferential amount each such holder is otherwise entitled to receive in respect to such shares.

Voting Rights

So long as the shares of preferred stock that are convertible into at least 1,000,000 shares of common stock (subject to appropriate adjustment in the event of any stock dividends, stock split, combination or other similar recapitalization with respect to the common stock) are issued and outstanding, the holders of preferred stock, voting as a separate class on an as-converted to common stock basis, shall have the right to elect four members of the Board of Directors of the Company. The holders of common stock, voting as a separate class, shall have the right to elect one member of the Board of Directors. The remaining directors shall be elected by the holders of the common stock and the preferred stock, voting together as a single class on an as-converted to common stock basis.

On all other matters, the holders of the preferred stock shall have full voting rights and powers equal to the voting rights and powers of the holders of common stock.

Fractional votes by the holders of preferred stock shall not be permitted and any fractional voting rights shall be rounded to the nearest whole number.

Conversion Rights

Each share of preferred stock shall be convertible, at the option of the holder, into shares of common stock without the payment of any additional consideration. The preferred stock shall be convertible into the number of fully paid and nonassessable shares of common stock which results from dividing the conversion price per share in effect for the preferred stock at the time of conversion into the per share conversion value. The initial per share conversion price of Series A, Series B, Series C, Series D, and Series E is $9.23, $13.04, $16.30, $20.16, and $22.61, respectively. The initial conversion price is subject to adjustment for antidilution provisions, as defined. The per share conversion value of Series A, Series B, Series C, Series D, and Series E is $9.23, $13.04, $16.30, $20.16, and $22.61, respectively.

Each share of preferred stock shall automatically be converted into shares of common stock at the then effective conversion rate immediately upon the earlier of (i) the election of the holders of a majority of the outstanding shares of preferred stock, voting as a separate class on an as-converted to common stock basis, or (ii) the closing of the sale of the Company’s common stock in a firm commitment, underwritten public offering registered under the Securities Act of 1033, as amended, with aggregate offering proceeds to the Company (before deduction for underwriters’ discounts and expenses relating to the issuance) of at least $75.0 million and a public offering price per share equal to at least $67.83 (subject to adjustments for stock dividends, splits, combinations and similar events).

Protective Provisions

So long as there are at least 1,000,000 shares of preferred stock outstanding, the Company shall not (by merger, reclassification, amendment or otherwise), without first obtaining the approval of the holders of at least seventy percent (70%) of the then outstanding shares of preferred stock, voting separately as a class, to, among other things: (i) amend the certificate of incorporation or bylaws; (ii) adversely alter or change the rights, preferences or privileges of the preferred stock; (iii) increase or decrease the aggregate number of authorized shares of any class of the capital stock of the Company.

So long as shares of Series E preferred stock that are convertible into at least 500,000 shares of common stock (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock) are issued and outstanding, the Company shall not directly or indirectly (by merger, reclassification, amendment or otherwise), without first obtaining the approval of the holders of at least a majority of the voting power of the then outstanding shares of Series E preferred stock, voting separately as a class, to, among other things: (i) amend, alter, repeal or waive any provision of the certificate of incorporation or bylaws of the Company in a manner that adversely affects the holders of the Series E preferred stock in a manner different from any other series of preferred stock; (ii) create or authorize the creation of or issue any other security convertible into to exercisable for any equity security having rights, preferences or privileges senior to the Series E preferred stock; (iii) increase or decrease the authorized number of shares of Series E preferred stock.

Common Stock

Each share of common stock is entitled to one vote.

Common stock reserved for future issuance consisted of the following as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Conversion of preferred stock	4,939,946	4,939,946
Stock options issued and outstanding under the 2012 and 2022 Plan	747,001	619,527
Common shares available for future grant under the 2012 and 2022 Plan	27,012	160,155
Common stock reserved for future issuance	5,713,959	5,719,628